FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DEC 31, 2008
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	25 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 452938.060 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

CHUNGHWA TELECOM LTD ADR	17133Q106 429.737     23011	SH Sole	None Sole
CIA DE MINAS BUEN    ADR	204448104 401.707     20166	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 118,524.202 2288112	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 2,641.800   51000	SH Sole	None None
DR HORTON INC	     COM	23331A109 35,038.934  4956002	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 875.902     123890	SH Sole	None None
EBAY INC	     COM	278642103 27,984.216  2004600	SH Sole	None Sole
EBAY INC	     COM	278642103 765.008     54800	SH Sole	None None
ESTEE LAUDER         COM	518439104 68.112      2200	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 46,716.281  780817	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 1,289.337   21550	SH Sole None None
LEGG MASON INC	     COM	524901105 65,136.239  2972900	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 1,792.238   81800	SH Sole	None None
LEXMARK INTERNATIONALCOM	529771107 99.530      3700	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 113,401.432 5833407	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 2,326.968   119700	SH Sole	None None
NATUZZI SPA          ADR	63905A101 48.000      20000	SH Sole	None Sole
NVIDIA CORP	     COM	67066G104 127.506     15800	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V408 240.002     9800	SH Sole	None Sole
PHILIPPINE LONG DIST ADR	718252604 411.282     8760	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 32,828.889  3003558	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 848.168     77600	SH Sole	None None
SK TELECOM CO LTD    ADR	78440P108 404.469     22248	SH Sole	None Sole
TOLL BROTHERS INC    COM	889478103 137.152     6400	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 400.950     27500	SH Sole	None Sole